SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22884

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 921-5100

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) to be redeemed:

5.20% Series B Cumulative Preferred Shares, par value $0.001 per share, liquidation preference of $10.00 per share (the “Series B Preferred Shares”) (CUSIP #: 36249W302).

(2)	The date on which the securities are to be called or redeemed:

The Series B Preferred Shares will be redeemed on September 26, 2025 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series B Preferred Shares are to be redeemed pursuant to Part II, Section 4(a) and (d) of the Fund’s Statement of Preferences creating and fixing the rights of the Series B Preferred Shares, which was filed with the Securities and Exchange Commission on August 16, 2024 as Exhibit 99(a)(iii) to the Fund’s Registration Statement on Form N-2.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (1,600,000 shares) of its outstanding Series B Preferred Shares. Holders of the Series B Preferred Shares will receive $10.00 per share, which equals the liquidation preference of $10.00 per share, together with accumulated and unpaid dividends and distributions through the Redemption Date of September 26, 2025.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 24th day of September, 2025.

The Gabelli Global Small and Mid Cap Value Trust

/s/ John C. Ball
By:	John C. Ball
Title:	President and Treasurer

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